Debt - Schedule of Indebtedness (Details) $ in Thousands	Dec. 31, 2025 USD ($) assetPledgedAsCollateral helicopter engine aircraft	Dec. 31, 2024 USD ($)
Debt Instrument [Line Items]
Collateral (number of assets) | assetPledgedAsCollateral	330
Commitment	$ 54,807,653
Undrawn amounts	11,001,391
Debt issuance costs, debt discounts and debt premium	(240,983)	$ (242,984)
Debt	$ 43,565,321	45,294,511
Number of aircraft pledged as collateral | aircraft	242
Number of engines pledged as collateral | engine	83
Number of helicopters pledged as collateral | helicopter	5
Unsecured
Debt Instrument [Line Items]
Commitment	$ 44,170,452
Undrawn amounts	9,925,000
Amount outstanding	34,245,452	34,750,000
Unsecured | AerCap Trust & AICDC Notes
Debt Instrument [Line Items]
Commitment	29,000,000
Undrawn amounts	0
Amount outstanding	$ 29,000,000	29,950,000
Weighted average interest rate	3.99%
Unsecured | Asia and Citi revolving credit facilities
Debt Instrument [Line Items]
Commitment	$ 9,950,000
Undrawn amounts	9,925,000
Amount outstanding	$ 25,000	25,000
Weighted average interest rate	5.39%
Unsecured | Other unsecured debt
Debt Instrument [Line Items]
Commitment	$ 5,220,452
Undrawn amounts	0
Amount outstanding	$ 5,220,452	4,775,000
Weighted average interest rate	5.01%
Secured
Debt Instrument [Line Items]
Commitment	$ 8,387,201
Undrawn amounts	1,076,391
Amount outstanding	$ 7,310,852	8,537,495
Secured | Export credit facilities
Debt Instrument [Line Items]
Collateral (number of assets) | assetPledgedAsCollateral	40
Commitment	$ 1,003,129
Undrawn amounts	0
Amount outstanding	$ 1,003,129	974,269
Weighted average interest rate	3.18%
Additional commitment	$ 900,000
Secured | Institutional secured term loans & secured portfolio loans
Debt Instrument [Line Items]
Collateral (number of assets) | assetPledgedAsCollateral	190
Commitment	$ 5,292,379
Undrawn amounts	0
Amount outstanding	$ 5,292,379	6,238,520
Weighted average interest rate	4.87%
Number of aircraft pledged as collateral | aircraft	177
Number of engines pledged as collateral | engine	13
Secured | AerFunding Revolving Credit Facility
Debt Instrument [Line Items]
Collateral (number of assets) | assetPledgedAsCollateral	22
Commitment	$ 1,750,000
Undrawn amounts	947,164
Amount outstanding	$ 802,836	1,010,699
Weighted average interest rate	5.47%
Secured | Other secured debt
Debt Instrument [Line Items]
Collateral (number of assets) | assetPledgedAsCollateral	78
Commitment	$ 341,693
Undrawn amounts	129,227
Amount outstanding	$ 212,466	313,651
Weighted average interest rate	5.76%
Secured | Fair value adjustment
Debt Instrument [Line Items]
Commitment	$ 0
Undrawn amounts	0
Amount outstanding	42	356
Subordinated
Debt Instrument [Line Items]
Commitment	2,250,000
Undrawn amounts	0
Amount outstanding	2,250,000	2,250,000
Subordinated | Subordinated notes
Debt Instrument [Line Items]
Commitment	2,250,000
Undrawn amounts	0
Amount outstanding	$ 2,250,000	$ 2,250,000
Weighted average interest rate	6.63%
Floating Rate Debt
Debt Instrument [Line Items]
Debt	$ 10,900,000